Note 10 - Income Taxes - Summary of Significant Components of Deferred Federal Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 4,496,000	$ 3,017,000
Tax credits	4,292,000	3,085,000
Impairment allowances	13,000	10,000
Stock-based compensation	20,000	64,000
Other	62,000	62,000
Less valuation allowance	(8,881,000)	(6,235,000)
Deferred tax asset, net of valuation	2,000	3,000
Deferred tax liabilities:
Property and equipment	(2,000)	(3,000)
Deferred tax liabilities	(2,000)	(3,000)
Net tax assets